Independent Bank Corporation (Parent Company Only) Financial Information - Statements of Financial Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	$ 68,208	$ 70,180
Accrued income and other assets	132,500	128,904
Total Assets	5,263,726	4,999,787
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	39,510	39,433
Subordinated debentures	39,728	39,660
Accrued expenses and other liabilities	107,134	108,023
Total shareholders’ equity	404,449	347,596	$ 398,484	$ 389,522
Total Liabilities and Shareholders’ Equity	5,263,726	4,999,787
Parent Company
Assets
Cash and due from banks	6,519	10,502
Interest bearing deposits - time	40,000	40,000
Investment in subsidiaries	436,887	376,930
Accrued income and other assets	4,419	6,220
Total Assets	487,825	433,652
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	39,510	39,433
Subordinated debentures	39,728	39,660
Accrued expenses and other liabilities	3,186	6,048
Total shareholders’ equity	405,401	348,511
Total Liabilities and Shareholders’ Equity	$ 487,825	$ 433,652